Business Combination (Details) - Schedule of business combination description - CMI Transaction [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Assets acquired:
Cash	$ 136,654	$ 136,654
Other current assets	74	74
Property and equipment, net	1,985,738	1,985,738
Intangible assets:
Customer relationships	$ 215,900	$ 215,900
Customer relationships	6 years	6 years
Trademark/trade name	$ 1,340,000	$ 1,340,000
Trademark/trade name	Indefinite	Indefinite
Developed manufacturing process	$ 1,330,000	$ 1,330,000
Developed manufacturing process	Indefinite	Indefinite
Goodwill	$ 4,663,514	$ 4,663,514
Right of use asset	1,411,461	1,411,461
Deposits	12,348	12,348
Total assets acquired	11,095,689	11,095,689
Liabilities assumed:
Notes payable	147,268	147,268
Notes payable, related parties	760,573	760,573
Right of use liability	1,411,461	1,411,461
Total liabilities assumed	2,319,302	2,319,302
Estimated fair value of net assets acquired	$ 8,776,387	$ 8,776,387